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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Exeter Trust Company
Address: 155 Fleet Street
         Portsmouth, New Hampshire  03801

13F File Number:  28-04279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jodi L. Hedberg
Title:     Trust Compliance Liaison
Phone:     (585) 325-6880

Signature, Place, and Date of Signing:

   /s/ Jodi L. Hedberg      Fairport, NY/ USA        April 28, 2010


Report Type (Check only one.):

[ ]   13F HOLDINGS REPORT.

[X]   13F NOTICE.

[ ]   13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

      Form 13F File Number          Name

      28-00866                      Manning & Napier Advisors, Inc.

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Exeter Trust Company
155 Fleet Street
Portsmouth, New Hampshire 03801
New York Representative Office:
290 Woodcliff Drive
Fairport, NY 14450

April 28, 2010

VIA EDGAR

Securities and Exchange Commission 450 5th Street, N.W.
Washington, D.C. 20549

Re:  Exeter Trust Company

Ladies and Gentlemen:

Exeter Trust Company ("Exeter") is a non-depository, limited purpose trust company chartered under the laws of the State of New Hampshire. Exeter provides trust services to individual and institutional clients. In accordance with a sub-advisor's agreement, Manning & Napier Advisors, Inc., sub-advisor, provides investment advisory services to Exeter.

Exeter established a group trust of collective investment funds for qualified employee benefit plans. Through an investment advisory agreement, Manning & Napier Advisors, Inc. ("MNA"), provides advisory services to the group trust.

Sincerely,

/s/ Jodi L. Hedberg
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Jodi L. Hedberg
Trust Compliance Liaison